Notes Payable-Related Party (Details Narrative) (10-K) - USD ($)			9 Months Ended		12 Months Ended
	Sep. 22, 2017	Dec. 17, 2015	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds from related party			$ 100	$ 30,191	$ 30,291	$ 26,136
Due to related parties					95,600
Repayment of related parties			7,429		27,420	25,747
Note [Member]
Proceeds from related party					100	26,136
Due to related parties					52,213	56,133	$ 55,744
Repayment of related parties					4,020	$ 25,747
Repayment of notes payable					$ 23,400
Senior Management and Board Member One [Member]
Proceeds from related party		$ 150,000
Debt instrument maturity date		Mar. 31, 2019
Senior Management and Board Member [Member]
Proceeds from related party			100
Debt instrument maturity date	Sep. 22, 2022
Repayment of related parties			7,429
Debt instrument face value	$ 119,000
Note Holder [Member]
Proceeds from related party	30,191
Repayment of related parties	$ 88,809		$ 5,000